IVY FUNDS

Supplement dated June 2, 2008
to
Ivy Equity Funds Prospectus dated July 31, 2007,
and Supplemented
September 13, 2007, February 22, 2008, March 11, 2008 and March 25, 2008
and to
to
Ivy Funds Class E Shares Prospectus dated July 31, 2007,
and Supplemented September 13, 2007

Effective June 2, 2008, the name of Ivy Dividend Income Fund is changed to the following:

Ivy Dividend Opportunities Fund.

Also effective June 2, 2008, the objective of the Fund is changed to the following:

to provide total return.

IVY GLOBAL STRATEGIC INCOME FUND

Supplement dated June 2, 2008
to
Prospectus dated April 4, 2008

 Effective June 2, 2008, the name of Ivy Global Strategic Income Fund is changed to the following:

Ivy Global Bond Fund.

Effective June 2, 2008 and through July 31, 2009, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company have contractually agreed to reimburse sufficient management fees, Rule 12b-1 fees, and/or shareholder servicing fees to cap the expenses of each Class as follows:

Class A         0.99%
Class B          1.74%
Class C         1.74%
Class I           0.84%
Class Y         0.99%